Organization and Business Description (Tables)	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries

The accompanying consolidated financial statements reflect the activities of the Company and the following entities:

Subsidiary	Date of incorporation	Jurisdiction of Formation	Percentage of Ownership	Principal Activities

Ming Shing Group Holdings Limited (“MSG”)	August 2, 2022	Cayman Islands	Parent	Investment holding

MS (HK) Construction Engineering Limited (“MSC”)	August 17, 2022	British Virgin Islands	100%	Investment holding

MS (HK) Engineering Limited (“MSHK”)	October 12, 2012	Hong Kong	100%	Provision of wet trades works

MS Engineering Co., Limited (“MSE”)	March 27, 2019	Hong Kong	100%	Provision of wet trades works

Lead Benefit International Limited	December 9, 2024	British Virgin Islands	100%	Investment holding

Lead Benefit (HK) Limited	December 23, 2024	Hong Kong	100%	Investment holding

Value Bright International Limited	January 7, 2026	British Virgin Islands	100%	Investment holding

Value Bright International (HK) Limited	February 2, 2026	Hong Kong	100%	Trading of wines and spirits